Financial Instruments - Changes in Gain or Loss Due to a Hypothetically Strengthening or Weakening in Foreign Currencies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
10% increase [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (243,711)	₩ (174,366)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (47,974)	₩ 41,156
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (53,411)	₩ (17,388)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 243,711	₩ 174,366
Hypothetical percentage change in functional currency against foreign currencies other than functional currency		10.00%
10% decrease [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 47,974	₩ (41,156)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 53,411	₩ 17,388
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%